SHARE-BASED PAYMENT - Share Options Other Disclosures (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENT
Share-based compensation expense	¥ 59,698	¥ 49,107	¥ 83,122
Share options
SHARE-BASED PAYMENT
Intrinsic value share options exercised	¥ 6,739	¥ 10,894	¥ 14,094
Weighted average grant date fair value of options granted	¥ 2.78	¥ 1.96	¥ 12.95
Unrecognized compensation expenses related to the options	¥ 17,623